CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	2,383,405	952,566